Fair values of financial assets and liabilities	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Fair values of financial assets and liabilities	Note 16: Fair values of financial assets and liabilities
At 31 December 2024, the carrying value of the Group’s financial instrument assets held at fair value was £36,900 million (2023:
£32,364 million), and its financial instrument liabilities held at fair value was £10,417 million (2023: £9,562 million).
(1)Fair value measurement
Fair value is the price that would be received on sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is a measure as at a specific date and may be significantly different from the amount which will actually be paid or received on maturity or settlement date.
Wherever possible, fair values have been calculated using unadjusted quoted market prices in active markets for identical instruments to those held by the Group. Where quoted market prices are not available, or are unreliable because of poor liquidity, fair values have been determined using valuation techniques which, to the extent possible, use market observable inputs, but in some cases use non-market observable inputs.
Valuation techniques used include discounted cash flow analysis and pricing models and, where appropriate, comparison to instruments with characteristics similar to those of the instruments held by the Group. The Group measures valuation adjustments for its derivative exposures on the same basis as the derivatives are managed.
The carrying amount of the following financial instruments is a reasonable approximation of fair value: cash and balances at central banks, items in the course of collection from banks, items in course of transmission to banks and notes in circulation.
Because a variety of estimation techniques are employed and significant estimates made, comparisons of fair values between financial institutions may not be meaningful. Readers of these financial statements are thus advised to use caution when using this data to evaluate the
Group’s financial position.
Fair value information is not provided for items that are not financial instruments or for other assets and liabilities which are not carried at fair value in the Group’s consolidated balance sheet. These items include intangible assets, property, plant and equipment, and shareholders’
equity. These items are material and accordingly the Group believes that any fair value information presented would not represent the underlying value of the Group.
Valuation control framework
The key elements of the control framework for the valuation of financial instruments include model validation, product implementation review and independent price verification. These functions are carried out by appropriately skilled risk and finance teams, independent of the business area responsible for the products.
Model validation covers both qualitative and quantitative elements relating to new models. In respect of new products, a product implementation review is conducted pre and post-trading. Pre-trade testing ensures that the new model is integrated into the Group’s systems and that the profit and loss and risk reporting are consistent throughout the trade lifecycle. Post-trade testing examines the explanatory power of the implemented model, actively monitoring model parameters and comparing in-house pricing to external sources. Independent price verification procedures cover financial instruments carried at fair value and are performed at a minimum on a monthly basis. Valuation differences in breach of established thresholds are escalated to senior management. The results from independent pricing and valuation reserves are reviewed monthly by senior management.
Formal committees, consisting of senior risk, finance and business management, meet at least quarterly to discuss and approve valuations in more judgemental areas, in particular for unquoted equities, structured credit, derivatives and the credit valuation adjustment (CVA), funding valuation adjustment (FVA) and other valuation adjustments.
Valuation of financial assets and liabilities
Assets and liabilities carried at fair value or for which fair values are disclosed have been classified into three levels according to the quality and reliability of information used to determine the fair values.
Level 1
Level 1 fair value measurements are those derived from unadjusted quoted prices in active markets for identical assets or liabilities. Products classified as level 1 predominantly comprise listed equity shares and government securities.
Level 2
Level 2 valuations are those where quoted market prices are not available, for example where the instrument is traded in a market that is not considered to be active or valuation techniques are used to determine fair value and where these techniques use inputs that are based significantly on observable market data. Examples of such financial instruments include most over-the-counter derivatives, financial institution issued securities, certificates of deposit and certain asset-backed securities.
Level 3
Level 3 portfolios are those where at least one input which could have a significant effect on the instrument’s valuation is not based on observable market data. Such instruments would include the Group’s unlisted equity investments which are valued using various valuation techniques that require significant management judgement in determining appropriate assumptions, including earnings multiples and estimated future cash flows. Certain of the Group’s asset-backed securities, loans and advances recognised at fair value and derivatives are also classified as level 3.
Transfers in or out of the level 3 portfolio arise when inputs that could have a significant impact on the instrument’s valuation become unobservable or observable, or where an unobservable input becomes significant or insignificant to an instrument’s value.
(2)Financial assets and liabilities carried at fair value
(A)Financial assets (excluding derivatives)
Valuation hierarchy
At 31 December 2024, the Group’s financial assets (excluding derivatives) carried at fair value totalled £32,665 million (2023: £29,199 million).
The table below analyses these financial assets by balance sheet classification, asset type and valuation methodology (level 1, 2 or 3, as described above). The fair value measurement approach is recurring in nature. There were no significant transfers between level 1 and 2 during the year. For amounts included below which are subject to repurchase and reverse repurchase agreements see page 37.
Note 16: Fair values of financial assets and liabilities continued

	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2024
Financial assets at fair value through profit or loss
Loans and advances to customers	–	1,813	276	2,089
Equity shares	228	–	4	232
Total financial assets at fair value through profit or loss	228	1,813	280	2,321
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	15,131	115	–	15,246
Asset-backed securities	–	149	48	197
Corporate and other debt securities	1,147	13,754	–	14,901
	16,278	14,018	48	30,344
Equity shares	–	–	–	–
Total financial assets at fair value through other comprehensive income	16,278	14,018	48	30,344
Total financial assets (excluding derivatives) at fair value	16,506	15,831	328	32,665
At 31 December 2023
Financial assets at fair value through profit or loss
Loans and advances to customers	–	1,391	266	1,657
Equity shares	201	–	4	205
Total financial assets at fair value through profit or loss	201	1,391	270	1,862
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	14,074	48	–	14,122
Asset-backed securities	–	121	52	173
Corporate and other debt securities	951	12,090	–	13,041
	15,025	12,259	52	27,336
Equity shares	–	–	1	1
Total financial assets at fair value through other comprehensive income	15,025	12,259	53	27,337
Total financial assets (excluding derivatives) at fair value	15,226	13,650	323	29,199
Movements in level 3 portfolio
The table below analyses movements in level 3 financial assets (excluding derivatives) at fair value, recurring basis.

	2024			2023
	Financial assets at fair value through profit or loss £m	Financial assets at fair value through other comprehensive income £m	Total level 3 financial assets (excluding derivatives) at fair value, recurring basis £m	Financial assets at fair value through profit or loss £m	Financial assets at fair value through other comprehensive income £m	Total level 3 financial assets (excluding derivatives) at fair value, recurring basis £m
At 1 January	270	53	323	295	52	347
Exchange and other adjustments	–	(2)	(2)	–	(1)	(1)
Gains (losses) recognised in the income statement within other income	41	(1)	40	(1)	5	4
Purchases/increases to customer loans	4	–	4	–	–	–
Sales/repayments of customer loans	(35)	(2)	(37)	(24)	(3)	(27)
At 31 December	280	48	328	270	53	323
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	36	(1)	35	–	4	4
Valuation methodology for financial assets (excluding derivatives)
Loans and advances to customers
The fair value of these assets is determined using discounted cash flow techniques. The discount rates are derived from market observable interest rates, a risk margin that reflects loan credit ratings and an incremental illiquidity premium based on historical spreads at origination on similar loans.
Reverse repurchase agreements
The fair value of these assets is determined using discounted cash flow techniques. The discount rates are derived from observable repurchase agreement rate curves specific to the type of security sold under the reverse repurchase agreement.
Note 16: Fair values of financial assets and liabilities continued
Debt securities
Debt securities measured at fair value and classified as level 2 are valued by discounting expected cash flows using an observable credit spread applicable to the particular instrument.
Where there is limited trading activity in debt securities, the Group uses valuation models, consensus pricing information from third party pricing services and broker or lead manager quotes to determine an appropriate valuation. Debt securities are classified as level 3 if there is a significant valuation input that cannot be corroborated through market sources or where there are materially inconsistent values for an input.
Asset classes classified as level 3 mainly comprise certain collateralised loan obligations and collateralised debt obligations.
At 31 December 2024 £1,714 million (2023: £1,511 million) of financial assets at fair value through profit or loss had a contractual residual maturity of greater than one year.
(B)Financial liabilities (excluding derivatives)
Valuation hierarchy
At 31 December 2024, the Group’s financial liabilities (excluding derivatives) carried at fair value, comprised its financial liabilities at fair value through profit or loss and totalled £4,630 million (2023: £5,255 million). The table below analyses these financial liabilities by balance sheet classification and valuation methodology (level 1, 2 or 3, as described on page 111). The fair value measurement approach is recurring in nature.
There were no significant transfers between level 1 and 2 during the year.

	2024				2023
	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Debt securities in issue designated at fair value through profit or loss	–	4,608	22	4,630	–	5,232	23	5,255
The amount contractually payable on maturity of the debt securities held at fair value through profit or loss at 31 December 2024 was
£9,863 million, which was £5,232 million higher than the balance sheet carrying value (2023: £10,433 million, which was £5,178 million higher than the balance sheet carrying value). At 31 December 2024 there was a cumulative £12 million decrease in the fair value of these liabilities attributable to changes in credit spread risk; this is determined by reference to the quoted credit spreads of Lloyds Bank plc, the issuing entity within the Group. Of the cumulative amount, an increase of £78 million arose in 2024 and an increase of £234 million arose in2023.
Movements in level 3 portfolio
The table below analyses movements in the level 3 financial liabilities (excluding derivatives) at fair value portfolio.

	2024 £m	2023 £m
At 1 January	23	26
Losses (gains) recognised in the income statement within other income	3	(1)
Redemptions	(4)	(2)
At 31 December	22	23
Losses (gains) recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 31 December	3	(1)
Valuation methodology for financial liabilities (excluding derivatives)
Liabilities held at fair value through profit or loss
These principally comprise debt securities in issue which are classified as level 2 and their fair value is determined using techniques whose inputs are based on observable market data. The carrying amount of the securities is adjusted to reflect the effect of changes in own credit spreads and the resulting gain or loss is recognised in other comprehensive income.
In the year ended 31 December 2024, the own credit adjustment arising from the fair valuation of £4,630 million (2023: £5,255 million) of the
Group’s debt securities in issue designated at fair value through profit or loss resulted in a loss of £78 million (2023: loss of £234 million), before tax, recognised in other comprehensive income.
At 31 December 2024, £4,147 million (2023: £4,721 million) of financial liabilities at fair value through profit or loss had a contractual residual maturity of greater than one year.
(C)Derivatives
Valuation hierarchy
All of the Group’s derivative assets and liabilities are carried at fair value. At 31 December 2024, such assets totalled £4,235 million (2023:
£3,165 million) and liabilities totalled £5,787 million (2023: £4,307 million). The table below analyses these derivative balances by valuation methodology (level 1, 2 or 3, as described on page 111). The fair value measurement approach is recurring in nature. There were no significant transfers between level 1 and level 2 during the year.

	2024				2023
	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Derivative assets	–	4,235	–	4,235	–	3,165	–	3,165
Derivative liabilities	–	(5,644)	(143)	(5,787)	–	(4,168)	(139)	(4,307)
Note 16: Fair values of financial assets and liabilities continued
Movements in level 3 portfolio
The table below analyses movements in level 3 derivative assets and liabilities carried at fair value.

	2024		2023
	Derivative assets £m	Derivative liabilities £m	Derivative assets £m	Derivative liabilities £m
At 1 January	–	(139)	–	(163)
(Losses) gains recognised in the income statement within other income	–	(24)	–	3
Redemptions	–	20	–	21
At 31 December	–	(143)	–	(139)
Gains recognised in the income statement, within other income, relating to the change in fair value of those assets or liabilities held at 31 December	–	(24)	–	2
Valuation methodology for derivatives
The Group’s derivatives are valued using techniques including discounted cash flow and options pricing models, as appropriate. The types of derivatives classified as level 2 and the valuation techniques used include:
•Interest rate swaps which are valued using discounted cash flow models; the most significant inputs into those models are interest rate yield curves which are developed from publicly quoted rates
•Foreign exchange derivatives that do not contain options which are priced using rates available from publicly quoted sources
•Credit derivatives are valued using standard models with observable inputs, including publicly available yield and credit default swap (CDS)
curves
•Less complex interest rate and foreign exchange option products which are valued using volatility surfaces developed from publicly available interest rate cap, interest rate swaption and other option volatilities; option volatility skew information is derived from a market standard consensus pricing service
Complex interest rate products where inputs to the valuation are significant and unobservable are classified as level 3.
Derivatives where the counterparty becomes distressed from a credit perspective are generally reclassified to level 3 given limited observability in all traded levels.
Note 16: Fair values of financial assets and liabilities continued
(D)Sensitivity of level 3 valuations
Critical accounting judgements and key sources of estimation uncertainty

Key sources of estimation uncertainty:	Interest rate spreads, credit spreads, earnings multiples, interest rate volatility and recovery rates
The Group’s valuation control framework and a description of level 1, 2 and 3 financial assets and liabilities is set out in section (1) above. The valuation techniques for level 3 financial instruments involve management judgement and estimates, the extent of which depends on the complexity of the instrument and the availability of market observable information. In addition, in line with market practice, the Group applies credit, debit and funding valuation adjustments in determining the fair value of its uncollateralised derivative positions. A description of these adjustments is set out in section (C) above.

			2024			2023
				Effect of reasonably possible alternative assumptions[1]			Effect of reasonably possible alternative assumptions[1]
	Valuation techniques	Significant unobservable inputs[2]	Carrying value £m	Favourable changes £m	Unfavourable changes £m	Carrying value £m	Favourable changes £m	Unfavourable changes £m
Financial assets at fair value through profit or loss
Loans and advances to customers	Discounted cash flows	Interest rate spreads (+/- 50bps)[3]	276	19	(19)	266	21	(19)
Equity investments		n/a	4	1	(1)	4	1	(1)
			280			270
Financial assets at fair value through other comprehensive income
Asset-backed securities	Lead manager or broker quote/ consensus pricing	n/a	48	2	(2)	52	2	(1)
Equity investments		n/a	–	–	–	1	–	–
			48			53
Level 3 financial assets carried at fair value			328			323
Financial liabilities at fair value through profit or loss
Securitisation notes and other	Discounted cash flows	Interest rate spreads (+/- 50bps)[4]	22	1	(1)	23	1	(1)
Derivative financial liabilities
Interest rate derivatives	Option pricing model	Interest rate volatility (11%/183%)[5]	13	–	–	16	–	–
Shared appreciation rights	Market values – property valuation	HPI (+/- 1%)[6]	130	12	(11)	123	13	(12)
			143			139
Level 3 financial liabilities carried at fair value			165			162
1Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.
2Ranges are shown where appropriate and represent the highest and lowest inputs used in the level 3 valuations.
32023: +/- 50bps.
42023: +/- 50bps.
52023: 13%/200%.
62023: +/- 1%.
Unobservable inputs
Significant unobservable inputs affecting the valuation of debt securities and derivatives are as follows:
•Credit spreads represent the premium above the benchmark reference instrument required to compensate for lower credit quality; higher spreads lead to a lower fair value
•Volatility parameters represent key attributes of option behaviour; higher volatilities typically denote a wider range of possible outcomes
Note 16: Fair values of financial assets and liabilities continued
Reasonably possible alternative assumptions
Valuation techniques applied to many of the Group’s level 3 instruments often involve the use of two or more inputs whose relationship is interdependent. The calculation of the effect of reasonably possible alternative assumptions included in the table above reflects such relationships.
Debt securities
Reasonably possible alternative assumptions have been determined in respect of the Group’s structured credit investments by flexing credit spreads.
Derivatives
Reasonably possible alternative assumptions have been determined in respect of swaptions in the Group’s derivative portfolios which are priced using industry standard option pricing models. Such models require interest rate volatilities which may be unobservable at longer maturities. To derive reasonably possible alternative valuations these volatility parameters have been flexed within a range
(3)Financial assets and liabilities carried at amortised cost
(A)Financial assets
Valuation hierarchy
The table below analyses the fair values of those financial assets of the Group which are carried at amortised cost by valuation methodology
(level 1, 2 or 3, as described on page 111). Financial assets carried at amortised cost are mainly classified as level 3 due to significant unobservable inputs used in the valuation models. Where inputs are observable, debt securities are classified as level 1 or 2.

	Carrying value £m	Fair value £m	Valuation hierarchy
			Level 1 £m	Level 2 £m	Level 3 £m
At 31 December 2024
Loans and advances to banks	6,433	6,433	–	–	6,433
Loans and advances to customers	441,907	438,094	–	–	438,094
Reverse repurchase agreements	44,143	44,143	–	44,143	–
Debt securities	11,854	11,808	–	9,554	2,254
Due from fellow Lloyds Banking Group undertakings	560	560	–	–	560
At 31 December 2023
Loans and advances to banks	8,810	8,810	–	–	8,810
Loans and advances to customers	433,124	423,183	–	–	423,183
Reverse repurchase agreements	32,751	32,751	–	32,751	–
Debt securities	12,546	12,506	–	8,392	4,114
Due from fellow Lloyds Banking Group undertakings	840	840	–	–	840
The carrying amount of the following financial instruments is a reasonable approximation of fair value: cash and balances at central banks, items in the course of collection from banks, items in course of transmission to banks and notes in circulation.
Valuation methodology
Loans and advances to banks
The carrying value of short-dated loans and advances to banks is assumed to be their fair value. The fair value of other loans and advances to banks is estimated by discounting the anticipated cash flows at a market discount rate adjusted for the credit spread of the obligor or, where not observable, the credit spread of borrowers of similar credit quality.
Loans and advances to customers
The Group provides loans and advances to commercial, corporate and personal customers at both fixed and variable rates.
To determine the fair value of loans and advances to customers, loans are segregated into portfolios of similar characteristics. A number of techniques are used to estimate the fair value of fixed rate lending; these take account of expected credit losses based on historic trends, prevailing market interest rates and expected future cash flows. For retail exposures, fair value is usually estimated by discounting anticipated cash flows (including interest at contractual rates) at market rates for similar loans offered by the Group and other financial institutions.
Certain loans secured on residential properties are made at a fixed rate for a limited period, typically two to five years, after which the loans revert to the relevant variable rate. The fair value of such loans is estimated by reference to market rates for similar loans of maturity equal to the remaining fixed interest rate period. The fair value of commercial loans is estimated by discounting anticipated cash flows at a rate which reflects the effects of interest rate changes, adjusted for changes in credit risk.
Reverse repurchase agreements
The carrying amount is deemed a reasonable approximation of fair value given the short-term nature of these instruments.
Debt securities
The fair values of debt securities are determined predominantly from lead manager quotes and, where these are not available, by alternative techniques including reference to credit spreads on similar assets with the same obligor, market standard consensus pricing services, broker quotes and other research data.
Note 16: Fair values of financial assets and liabilities continued
(B)Financial liabilities
Valuation hierarchy
The table below analyses the fair values of those financial liabilities of the Group which are carried at amortised cost by valuation methodology
(level 1, 2 or 3, as described on page 111).

	Carrying value £m	Fair value £m	Valuation hierarchy
			Level 1 £m	Level 2 £m	Level 3 £m
At 31 December 2024
Deposits from banks	3,144	3,144	–	3,144	–
Customer deposits	451,794	452,607	–	452,607	–
Repurchase agreements	37,760	37,760	–	37,760	–
Due to fellow Lloyds Banking Group undertakings	4,049	4,049	–	4,049	–
Debt securities in issue at amortised cost	45,281	45,382	–	45,382	–
Subordinated liabilities	7,211	7,304	–	7,304	–
At 31 December 2023
Deposits from banks	3,557	3,557	–	3,557	–
Customer deposits	441,953	442,391	–	442,391	–
Repurchase agreements	37,702	37,702	–	37,702	–
Due to fellow Lloyds Banking Group undertakings	2,932	2,932	–	2,932	–
Debt securities in issue at amortised cost	52,449	52,243	–	52,243	–
Subordinated liabilities	6,935	7,160	–	7,160	–
Valuation methodology
Deposits from banks and customer deposits
The fair value of bank and customer deposits repayable on demand is assumed to be equal to their carrying value.
The fair value for all other deposits is estimated using discounted cash flows applying either market rates, where applicable, or current rates for deposits of similar remaining maturities.
Repurchase agreements
The carrying amount is deemed a reasonable approximation of fair value given the short-term nature of these instruments.
Debt securities in issue at amortised cost
The fair value of short-term debt securities in issue is approximately equal to their carrying value. Fair value for other debt securities in issue is calculated based on quoted market prices where available. Where quoted market prices are not available, fair value is estimated using discounted cash flow techniques at a rate which reflects market rates of interest and the Lloyds Banking Group’s own credit spread.
Subordinated liabilities
The fair value of subordinated liabilities is determined by reference to quoted market prices where available or by reference to quoted market prices of similar instruments. Subordinated liabilities are classified as level 2, since the inputs used to determine their fair value are largely observable.
(4)Reclassifications of financial assets
There have been no reclassifications of financial assets in 2023 or 2024.